Investment Objectives and Goals - Defiance Retail Kings ETF	Dec. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	(RKNG) Defiance Retail Kings ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Retail Kings ETF (the “Fund” or the “Retail Kings ETF”) seeks long-term capital appreciation.